Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes
13.	Income taxes
For the three
months ended June 30, 2025
and 2024
, the Company recorded consolidated income tax benefit from continuing operations of $
3.9
million and income tax expense of $
19.2
million, which represent effective tax rates of
0.8
% and
36.9
%, respectively.
For the six
months ended June 30
, 2025
and 2024
, the Company recorded consolidated income tax expense from continuing operations of $
21.1
million and $
43.5
million, which represent effective tax rates of
(5.3)
% and
34.8%, respectively.
The Company’s income tax expense and effective tax rate can fluctuate period to period based on the levels of net income before income taxes, the mix of profits earned in various tax jurisdictions with differing statutory tax rates, the magnitude of non-deductible items and tax credits, changes in valuation allowances, and the impact of discrete items. The income tax expense for the three and six months ended June 30, 2025, were significantly reduced by share-based compensation deductions related to the vesting of shares at the time of the IPO.

14. Income taxes
The Company’s net income (loss) from continuing operations before provision for income taxes for the years ended December 31, 2024, 2023, and 2022 consists of the following (in thousands):
Table 14.1. Net Income (loss) before Income Taxes

	Year ended December 31,
	2024	2023	2022
Domestic	$241,476	$364,179	$25,997
Foreign	(19,902)	(45,230)	(784,506)

Total net income (loss) before provision for income taxes	$221,574	$318,949	$(758,509)

The components of the provision for income taxes from continuing operations consist of the following (in thousands):
Table 14.2. Components of Income Taxes

	Year ended December 31,
	2024	2023	2022
Current:
Federal	$57,623	$66,186	$3,860
State	10,226	13,225	2,221
Foreign	542	882	(2,032)

Total Current	$68,391	$80,293	$4,049

Deferred:
Federal	7,625	(31,383)	(394)
State	(652)	(834)	—
Foreign	(10,781)	(676)	(392)

Total Deferred	(3,808)	(32,893)	(786)

Total	$64,583	$47,400	$3,263

Intraperiod tax allocation rules require the Company to allocate the provision for income taxes between continuing operations and other categories of earnings, such as discontinued operations and other comprehensive income. The Company recorded income taxes of $
798
thousand and $
0
to discontinued operations in 2024 and 2023, respectively.
The Company’s income tax expense from continuing operations differs from the taxes computed by applying the federal income tax rate of
21
% to the income (loss) before income taxes. A reconciliation of these differences is as follows (in thousands):
Table 14.3. Effective Tax Rate Reconciliation

	Year ended December 31,
	2024	2023	2022
Federal income taxes at 21%	$46,530	$66,979	$(159,287)
Foreign tax credit reduction	10,175	—	—
Provision to return adjustments	(6,792)	1,416	(43)
State income taxes, net of federal benefit	6,591	9,712	1,638
Stock-based compensation	4,446	16,205	2,593
Federal research and experimentation credits	(4,067)	(756)	(4,974)
Other non-deductible Irish expenses	3,617	2,285	15,852
Foreign rate differential	(3,404)	25	2,154
Change in valuation allowance	3,283	(48,107)	2,438
ASC 740-10 reserve	2,230	(1,860)	2,282
Other	1,974	5,705	339
Change in fair value of convertible notes	—	—	140,271
IP transfer	—	(4,204)	—

Income tax expense	$64,583	$47,400	$3,263

Significant components of the Company’s net deferred tax assets and liabilities consist of the following (in thousands):
Table 14.4. Significant Components of Deferred Tax Assets and Liabilities

	December 31, 2024	December 31, 2023
Deferred tax assets:
Stock based compensation	$25,723	$20,561
Capitalized research expenses	18,250	12,593
Net operating loss carryforwards	12,988	16,106
Accruals and reserves	11,431	7,393
Capital loss carryforward	5,760	3,353
Lease liabilities	3,741	305
Tax credit carryforwards	1,418	89
Unrealized loss on investments	1,368	10,852
Other, net	395	69
Unrealized foreign currency exchange gain (loss)	—	68

Total deferred tax assets	81,074	71,389
Valuation allowance	(31,029)	(29,638)

Total deferred tax assets, net of valuation allowance	50,045	41,751
Deferred tax liabilities:
Intangible assets	(53,925)	(59,472)
Foreign branch income	(10,175)	—
Right-of-use assets	(3,689)	(273)
Credit risk adjustment	(1,049)	(802)
Fixed assets	(290)	(444)
Unrealized foreign currency exchange gain (loss)	(253)	—
Other	—	(376)

Total deferred tax liabilities	(69,381)	(61,367)

Deferred tax liabilities, net	$(19,336)	$(19,616)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax-planning strategies in making this assessment. The Company released a portion of its foreign valuation allowance in the year, primarily due to the Company’s foreign country book and taxable profits. The Company continues to maintain a full valuation allowance, except to the extent of utilizable deferred tax liabilities, in the U.S. and certain foreign jurisdictions.
The U.S. federal net operating losses of $
3.4
million are subject to limitations under the Separate Return Limitation Year rules and have an indefinite carryforward period, while the state net operating losses begin to expire in 2038. In addition, the Company has U.S. federal and State capital loss carryforwards of $
8.4
million which begin to expire in 2027.
The Company also has foreign net operating losses carryforwards and capital loss carryforwards of approximately $
49.2
million and $
12.8
million respectively. These attributes may be subject to various annual and carryforward limitations under the tax laws of the different jurisdictions in which the Company operates.

Significant judgment is required in evaluating the Company’s uncertain tax positions and determining the provision for income taxes. The Company follows the provisions of FASB ASC 740, “Accounting for Uncertainty in Income Taxes—An Interpretation of FASB No. 109.” ASC 740 provides detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in the financial statement. Tax positions must meet a “more-likely-than-not” recognition threshold at the effective date to be recognized upon the adoption of ASC 740 and in subsequent periods. As of December 31, 2024 and 2023, the Company maintained uncertain tax position reserves of $
4.8
million and $
2.2
 million, respectively, for its current and prior year federal and state R&D credits given the inherent judgment that is involved in the credit calculation. Of these amounts, $
4.4
million would reduce the effective tax rate, if recognized. The interest or penalties related to these uncertain tax positions are immaterial and are recorded as a component of income tax expense. The following tables present activity related to unrecognized tax benefits as of the dates indicated (in thousands):
Table 14.5. Summary of Uncertain Tax Positions Activities

	December 31, 2024	December 31, 2023
Beginning balance	$2,158	$3,812
Increase related to tax positions taken during current year	1,511	253
Decrease related to tax positions taken during prior years	1,154	(1,907)

Ending balance	$4,823	$2,158

None of the $
4.8
 million of uncertain tax position reserves as of December 31, 2024 are anticipated to reverse within the next 12 months. Management believes that it has sufficient accrued liabilities as of December 31, 2024 for uncertain tax position exposures and related interest expense.
The Company is subject to U.S. income taxes in federal and various state jurisdictions. The years open for audit for federal and state are 2021 through 2024. The Company is currently under audit in Massachusetts for tax year 2021 by the Massachusetts Department of Revenue. There are no other open income tax examinations as of December 31, 2024. The Company is also subject to income taxes in Canada, France, Ireland, the United Kingdom, Singapore, Taiwan, Japan, the United Arab Emirates and Hong Kong. The earliest year open for audit for the Company’s foreign jurisdictions is 2018.
Global Intangible Low-Taxed Income (“GILTI”)
The Tax Cuts and Jobs Act enacted in December 2017 introduced comprehensive tax reform, including a new tax on GILTI provisions under Section 951A of the Internal Revenue Code. These provisions require the Company to include in its U.S. taxable income the GILTI of its controlled foreign corporations.
The Company has made an accounting policy election to treat GILTI as a period cost. Under this policy, the Company recognizes the tax expense related to GILTI in the year in which the tax is incurred. As a result, the Company does not record deferred tax assets or liabilities for temporary differences that are expected to reverse as GILTI in future years.
For the years ended December 31, 2024, 2023 and 2022, the Company’s GILTI tax expense made up an immaterial component of its total income tax provision.
Global Minimum Tax (Pillar Two) Legislation
Pillar Two legislation has been enacted or substantively enacted in certain jurisdictions in which the Company operates and is effective prospectively for the Company beginning on January 1, 2025. The assessment of t he

potential exposure to Pillar Two income taxes is based on the most recent tax filings, country-by-country reporting and financial statements for the constituent entities in the Company. Based on this assessment, it is expected that the transitional safe harbor rules will apply in countries that the Company currently operates. The Company does not expect that Pillar Two will have a material impact for the Company for the year ending December 31, 2025.